Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	$ 201
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	117
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	2,062
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	1,770
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5	1,501
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6	1,274
Income Tax Schedule Of Deferred Tax Assets And Liabilities 7	1,190
Income Tax Schedule Of Deferred Tax Assets And Liabilities 8	1,022
Income Tax Schedule Of Deferred Tax Assets And Liabilities 9	4,954
Income Tax Schedule Of Deferred Tax Assets And Liabilities 10	4,183
Income Tax Schedule Of Deferred Tax Assets And Liabilities 11	(4,954)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 12	(4,183)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 13	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 14	$ 0